Fees Summary	May 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,507,000
Previously Paid Amount	0.00
Total Fee Amount	1,761.72
Total Offset Amount	0.00
Net Fee	1,761.72
Narrative - Max Aggregate Offering Price	$ 11,507,000
Final Prospectus	true